Estimates, Significant Accounting Policies and Balance Sheet Detail (Schedule Of Net Changes In Operating Assets And Liabilities Included Cash Flows From Operating Activities) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Accounts receivable	$ 267	$ 6	$ 92
Accounts receivable from related companies	(9)	(24)	(26)
Inventories	(258)	51	15
Exchanges receivable	14	1	1
Other current assets	597	(51)	33
Other non-current assets, net	(129)	7	6
Accounts payable	(989)	21	(67)
Accounts payable to related companies	92	6	(10)
Exchanges payable	0	2	(4)
Accrued and other current liabilities	(159)	84	74
Other non-current liabilities	26	0	0
Price risk management assets and liabilities, net	(3)	55	146
Net change in operating assets and liabilities, net of effects of acquisitions, dispositions and deconsolidation	$ (551)	$ 158	$ 260